Concentration Of Market And Credit Risk (Tables)	12 Months Ended
Sep. 30, 2011
Concentration Of Market And Credit Risk
Schedule Of Revenue By Major Customers

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Chevron Australia	$199,685	81,577	—
Sarawak Shell Bhd.	138,836	84,617	81,538
Kosmos Energy Ghana Inc.	136,205	90,936	—
Noble Energy Mediterranean, Ltd.	—	—	149,603
Woodside Energy Ltd.	—	—	114,637